PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Deferred channel costs	$ 441,873	$ 232,384
Employee loans and advances	3,226	2,175
Other receivables	459,478	211,244
Prepaid cost of revenue, sales and marketing expense and others	69,658	41,311
Security deposits	7,008	1,902
Tax receivable	53,962	46,171
Others	19,024	0
Total Current	1,054,229	535,187
Non-current [Abstract]
Deferred channel costs	65,446	29,162
Other receivables	1,421	4,849
Prepaid licensing fee	6,642	5
Prepayment for purchase of property and equipment (including renovation-in-progress)	91,788	8,006
Security deposits	33,476	22,476
Others	6,031	1,186
Total Non-current	$ 204,804	$ 65,684